Financial Instruments (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)		Dec. 31, 2019 CAD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 06, 2019	Dec. 31, 2018 CAD ($)		Oct. 31, 2017 CAD ($)
Financial Instruments (Details) [Line Items]
Maximum exposure to credit risk (in Dollars)	$ 924,200		$ 1,149,200
Allowance for doubtful accounts (in Dollars)	7,257		1,779					$ 5,136
Borrowings before deferred financing costs (in Dollars)	3,184,832		3,713,192
Other comprehensive income (loss) impact of 5 percent increase (decrease) (in Dollars)	35,600		30,900
Fixed interest rates							35.00%
Cash and cash equivalents (in Dollars)	130,411	[1]	484,685	[1]	$ 130.4	$ 484.7		$ 425,559	[1]
Forward foreign exchange contracts [Member]
Financial Instruments (Details) [Line Items]
Net increase (loss) impact of 5 percent increase (decrease) (in Dollars)	158,500		172,900
Interest Rate Floor [Member]
Financial Instruments (Details) [Line Items]
Net income (loss) impact of 0.25 percent change in interest rates (in Dollars)	$ 4,100		$ 2,000
Satellite performance incentive payments [Member]
Financial Instruments (Details) [Line Items]
Discount rate cash flow projections	4.40%		5.20%		4.40%	5.20%
North American [Member]
Financial Instruments (Details) [Line Items]
Percentage of outstanding trade receivables	50.00%		50.00%		50.00%	50.00%
International customers [Member]
Financial Instruments (Details) [Line Items]
Percentage of outstanding trade receivables	50.00%		50.00%		50.00%	50.00%
Bottom Of Range [Member]
Financial Instruments (Details) [Line Items]
Discount rate used to discount Canadian dollar cash flows	0.08%		1.45%		0.08%	1.45%
Top Of Range [Member]
Financial Instruments (Details) [Line Items]
Discount rate used to discount Canadian dollar cash flows	0.54%		1.91%		0.54%	1.91%
Term Loan B - Canadian Facility [Member]
Financial Instruments (Details) [Line Items]
Variable interest rate					$ 450.0					$ 1,800,000
Term Loan B - Canadian Facility [Member] | Bottom Of Range [Member]
Financial Instruments (Details) [Line Items]
Fixed interest rates	1.95%				1.95%					1.72%
Term Loan B - Canadian Facility [Member] | Top Of Range [Member]
Financial Instruments (Details) [Line Items]
Fixed interest rates	2.04%				2.04%					2.04%

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.